Derivative financial instrument liabilities (Details) - USD ($) $ in Thousands	May 31, 2023	Aug. 31, 2022
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 5,127	$ 6,849
Gold zero-cost collars	52
Total derivative financial instrument liabilities	$ 5,179	$ 6,849